SCHEDULE OF TRANSACTIONS ON SHARE CAPITAL (Details) - USD ($)						3 Months Ended	12 Months Ended
		Sep. 28, 2021	Jul. 08, 2021	Feb. 08, 2021	Dec. 28, 2020	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of shares, Outstanding Beginning balance						19,780,079	10,842,079		5,762,079
Fair value, Outstanding Beginning balance						$ 1,552,409	$ 762,000		$ 254,000
Number of shares, Issued
Fair value gross amount
Number of shares, Outstanding Ending balance						19,780,079	19,780,079		10,842,079
Fair value, Outstanding Ending balance						$ 1,655,800	$ 1,552,409		$ 762,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares, Issued							3,581,880	[1],[2],[3],[4],[5],[6]	1,000,000	[7]
Unit price, issued per share							$ 0.10	[1],[2],[3],[4],[5],[6]	$ 0.10	[7]
Fair value gross amount							$ 358,188	[4],[5],[6]	$ 100,000	[7]
Fair value gross amount	[1],[2],[3]						$ 254,797
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
[custom:CommonStockWarrantsIssuancePeriod]		24 months	36 months	36 months	36 months
Debt Settlement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares, Issued							2,306,120	[8],[9]	2,280,000	[10]
Unit price, issued per share							$ 0.10	[8],[9]	$ 0.10	[10]
Fair value gross amount							$ 230,612	[8],[9]	$ 228,000	[10]
Officers and Consultants Compensation [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares, Issued							3,050,000	[11],[12]	1,800,000	[13]
Unit price, issued per share							$ 0.10	[11],[12]	$ 0.10	[13]
Fair value gross amount							$ 305,000	[11],[12]	$ 180,000	[13]

[1]	On February 8, 2021, the Company completed a private placement with total proceeds of $20,000 and issued 200,000 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 36 months from the issuance date.
[2]	On July 8, 2021, the Company completed a private placement with total proceeds of $100,000 and issued 1,000,000 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 36 months from the issuance date.
[3]	On September 28, 2021, the Company completed a private placement for total proceeds of $238,188 and issued 2,381,880 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 24 months from the issuance date.
[4]	On February 8, 2021, the Company completed a private placement with total proceeds of $20,000 and issued 200,000 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 36 months from the issuance date.
[5]	On July 8, 2021, the Company completed a private placement with total proceeds of $100,000 and issued 1,000,000 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 36 months from the issuance date.
[6]	On September 28, 2021, the Company completed a private placement for total proceeds of $238,188 and issued 2,381,880 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 24 months from the issuance date.
[7]	On December 28, 2020, the Company completed a private placement for total proceeds of $100,000 and issued 1,000,000 units at a price of $0.10 per unit. Each Unit consists of one common share and one common share purchase warrant (“Warrant”). Each Warrant entitles the holder thereof to acquire one common share at a price of $0.25 for a period of 36 months from the issuance date.
[8]	During the year ended December 31, 2021, the Company settled accounts payable with key management personnel for an aggregate amount of $76,000 by issuing 760,000 common shares at a price of $0.10 per share. And the Company settled loan payable of $154,612 (CNY 1,000,000) by issuing 1,546,120 common shares at a price of $0.10 per share, which the loan was owed by SmartenCo.
[9]	During the year ended December 31, 2021, the Company settled accounts payable with key management personnel for an aggregate amount of $76,000 by issuing 760,000 common shares at a price of $0.10 per share. And the Company settled loan payable of $154,612 (CNY 1,000,000) by issuing 1,546,120 common shares at a price of $0.10 per share, which the loan was owed by Smarten.
[10]	On December 28, 2020, the Company settled accounts payable with key management personnel for an aggregate amount of $228,000 by issuing 2,280,000 common shares.
[11]	During the year ended December 31, 2021, the Company issued 1,050,000 common shares to compensate certain directors, officers and consultants at a price of $0.10 per share. At the same time, the Company issued 2,000,000 common shares at a price of $0.10 to 2 key team members as a retainer bonus.
[12]	During the year ended December 31, 2021, the Company issued 1,050,000 common shares to compensate certain directors, officers and consultants at a price of $0.10 per share. At the same time, the Company issued 2,000,000 common shares at a price of $0.10 to 2 key team members as a retainer bonus.
[13]	On December 28, 2020, the Company issued 1,800,000 common shares to compensate certain independent consultants, directors and officers at a price of $0.10 per share.